Fair value measurement, Fair value measures for non-financial assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value measurement [Abstract]
Non-financial assets	$ 4,607,416	$ 3,991,912	$ 3,266,830
Recurring [Member] | Level 2 [Member]
Fair value measurement [Abstract]
Non-financial assets	1,439,281	1,535,379	$ 1,520,707
Recurring [Member] | Buildings [Member] | Level 2 [Member]
Fair value measurement [Abstract]
Non-financial assets	79,043	92,731
Recurring [Member] | Lands [Member] | Level 2 [Member]
Fair value measurement [Abstract]
Non-financial assets	$ 1,360,238	$ 1,442,648